Lease liabilities - Amounts recognized in profit or loss (Details) - USD ($)	6 Months Ended		12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Jun. 30, 2024
Lease liabilities
Depreciation of right-of-use assets	$ 19,558	$ 73,024	$ 73,024
Interest expense on lease liabilities (Note 20)	2,005	$ 3,355	3,355
Total lease expense	$ 21,563		$ 76,379